COMMON SHARES AND DIVIDENDS	12 Months Ended
Dec. 31, 2011
COMMON SHARES AND DIVIDENDS
COMMON SHARES AND DIVIDENDS

19. COMMON SHARES AND DIVIDENDS

Common Shares

As a result of the issuance of restricted shares during the years ended December 31, 2011, December 31, 2010, and the periods from October 14, 2009 to December 31, 2009, and from January 1, 2009 to October 13, 2009, the Company's share capital was increased by approximately 473,000 shares, 13,000 shares, 390,000 shares and 7,000 shares, respectively.

As a result of the agreement that NewLead entered into with Lemissoler Maritime Company W.L.L (refer to Note 17), the Company's share capital was increased by approximately 37,000 shares, which were issued in January 2011 as part of the consideration upon the execution of the agreement.

As a result of the business combination that occurred on April 1, 2010 (refer to Note 5 “Business Combination”), the Company's share capital was increased by approximately 700,000 shares, which reflected the consideration transferred to Grandunion to complete the business combination.

As a result of the 2009 recapitalization and the partial conversion of the 7% Notes, during the period October 14 to December 31, 2009, the Company's share capital was also increased by 1,582,000 and 2,222,000 shares, respectively.

Dividends

During the years ended December 31, 2011, 2010 and 2009, the Company did not pay dividends as a result of the decision in September 2008 by the board of directors to suspend the payment of cash dividends.